Program Rights and Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2011
Program Rights and Intangible Assets, Net (Textual)
Intangible assets useful life	Over the lives of the Exclusive Cooperation Agreements of 30 years for Taiyuan JV.
Finite lived intangible assets, fully impaired		$ 6,506,969
Program rights [Member]
Program Rights and Intangible Assets, Net (Textual)
Program rights expected useful life	1 year